Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangements [Abstract]
Schedule of fair value of these share-based payments
Share Price (USD)	1.6 - 1.07
Option Price (USD)	0.55 -3.63
Expected Volatility (%)	113.78% - 112.42%
Expected Duration (years)	4.61 - 7
Exercise Coefficient	2 - 2.8
Dividend Yield (%)	0%
Risk Free Rate Interest (%)	1.63% - 2.52%